Pension and Other Post-Retirement Benefits - Balance sheets presentation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Current liabilities	$ (1,068)	$ (902)
Non-current liabilities	(13,688)	(14,048)
AOCI	$ 748	$ 1,195